Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Effective Tax Rate
The reconciliation of income taxes computed at the federal statutory rate to the Company’s effective income tax rate for the year ended December 31, 2025, prepared in accordance with ASC 740 as amended by ASU 2023-09, is as follows (in thousands, except percentages):

	Year Ended December 31, 2025
	Amount	%
Income tax computed at the federal statutory tax rate	$(12,221)	21.0%
Tax credits	(1,220)	2.1
Change in valuation allowance	11,966	(20.6)
Nontaxable or nondeductible items
Other non-deductible permanent items	(93)	0.2
Limitation on officer compensation	425	(0.7)
Stock compensation	1,142	(2.0)
Other	1	—

Income tax expense (benefit)	$—	—%

The reconciliation of income taxes computed at the federal statutory rate to the Company’s effective income tax rate for the year ended December 31, 2024 (prior to adoption of ASU 2023-09) was as follows (in thousands, except percentages):

	Year Ended December 31, 2024
	Amount	%
Income tax computed at the federal statutory tax rate	$(13,726)	21.0%
State and local income taxes, net of federal benefit	(4,126)	6.3
Tax credits	(4,347)	6.7
Change in valuation allowance	20,544	(31.5)
Other permanent differences	(31)	—
Stock compensation	607	(0.9)
Uncertain tax position	1,065	(1.6)
Other	14	—

Income tax expense (benefit)	$—	—%

Schedule of Significant Components of Deferred Income Taxes
Significant components of deferred tax assets and liabilities as of December 31, 2025 and 2024 were as follows (in thousands):

	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$45,574	$27,618
Research tax credits	10,124	8,313
Lease liability	13,769	13,335
Capitalized R&D	15,726	20,155
Intangible assets	39	44
Other, net	2,268	2,637

Total deferred tax assets	87,500	72,102
Less valuation allowance	(75,150)	(58,844)

Net deferred tax assets	12,350	13,258
Deferred tax liabilities:
ROU asset	(12,259)	(13,169)
Property and equipment	(91)	(89)

Total deferred tax liabilities	(12,350)	(13,258)

Net deferred tax assets	$—	$—

Schedule of Activity in Valuation Allowance
Activity in the valuation allowance for the years ended December 31, 2025 and 2024 was as follows (in thousands):

	Year Ended December 31,
	2025	2024
Balance, beginning of period	58,844	38,323
Charged to federal income tax expense	11,966	14,047
Charged to state income tax expense	4,324	6,497
Charged (credited) to other comprehensive loss	16	(23)

Balance, end of period	75,150	58,844

Summary of Net Operating Loss Carryforward
As of December 31, 2025 and 2024, federal net operating loss (“NOL”) carryforwards, state NOL carryforwards, and research and development tax credit carryforwards consisted of the following (in thousands):

	As of December 31,
	2025	2024
Federal NOL carryforwards	$161,402	$91,864
State NOL carryforwards	$231,270	$183,313
Federal research and development tax credit carryforwards	$9,294	$7,667
State research tax credit carryforwards	$5,850	$4,853

Summary of Gross Unrecognized Tax Benefits
Activity related to the Company’s gross unrecognized tax benefits for the years ended December 31, 2025 and 2024 was as follows (in thousands):

	Year Ended December 31,
	2025	2024
Balance at beginning of period	$9,212	$8,048
Increase related to current year positions	656	1,164

Balance at the end of the year	$9,868	$9,212